UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              The Sirach Portfolios
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-474-7224

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND


                             [SIRACH LOGO OMITTED]



   THE SIRACH PORTFOLIOS

   SEMI-ANNUAL REPORT                                           APRIL 30, 2003

--------------------------------------------------------------------------------
                              SIRACH SPECIAL EQUITY PORTFOLIO
                              SIRACH EQUITY PORTFOLIO
                              SIRACH GROWTH PORTFOLIO
                              SIRACH STRATEGIC BALANCED PORTFOLIO
                              SIRACH BOND PORTFOLIO








--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .......................................................   1

Statements of Net Assets

     Sirach Special Equity Portfolio .......................................   8

     Sirach Equity Portfolio ...............................................  15

     Sirach Growth Portfolio ...............................................  20

     Sirach Strategic Balanced Portfolio ...................................  25

Schedule of Investments

     Sirach Bond Portfolio .................................................  36

Statement of Assets and Liabilities ........................................  44

Statements of Operations ...................................................  45

Statement of Changes in Net Assets

     Sirach Special Equity Portfolio .......................................  46

     Sirach Equity Portfolio ...............................................  47

     Sirach Growth Portfolio ...............................................  48

     Sirach Strategic Balanced Portfolio ...................................  49

     Sirach Bond Portfolio .................................................  50

Financial Highlights

     Sirach Special Equity Portfolio .......................................  51

     Sirach Equity Portfolio ...............................................  52

     Sirach Growth Portfolio ...............................................  53

     Sirach Strategic Balanced Portfolio ...................................  54

     Sirach Bond Portfolio .................................................  55

Notes to Financial Statements ..............................................  56

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


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April 30, 2003

Dear Shareholders:

Bookends. They come in all shapes and sizes, but are designed to perform a very simple function: frame and constrain volumes of interesting factual and non-factual information from falling over and creating an untidy scene. Over the past six months, however, it was the bookends that created a messy situation for our equity portfolios. The bookend months of November and April were the periods when these portfolios experienced the highest level of relative underperformance. In the middle months, the equity portfolios' investment holdings did reasonably well and actually generated returns in excess of the benchmark.

In our annual letter, we referenced the lengthy duration of the current bear market. We also expressed the expectation that investors would experience a continuation of the systematic downward earnings revisions trend. In fact, through the end of February, Wall Street analysts continued to take a dim view of corporate America's ability to generate improving earnings in a lackluster economic environment. Certainly, poor weather conditions and the Iraqi confrontation further dampened final demand. Whether it was higher oil prices, the "CNN/Fox" effect on consumers' hesitancy to spend their hard-earned cash (or credit!) or corporate decision-makers' unwillingness to commit to inventory building or replacing nearly worn out equipment. The economy continued to show few signs of accelerating until early in March. Suddenly, earnings reports for the first calendar quarter appeared above Wall Street's earnings estimates. In fact, the first quarter showed that investors' had underestimated the earnings power existent within U.S. companies as costs continued to be squeezed from operations. As a result, earnings expectations changed very quickly and a clear view of an improving future became the new norm.

Looking to the improving future, we believe the Federal Reserve will continue to find ways of assuring monetary growth. Whether it is through additional interest rate cuts or an outright purchase of Treasury instruments, the Federal Reserve is expected to weigh the "easing" side of their reported "neutral" stance should the economy fail to accelerate from current levels. Additionally, the Keynesian philosophers should remain happy as the Bush Administration continues to push for tax cuts without any meaningful contractionary offsets through budget cuts. While the net result will most likely result in a shorter-term expansion of the budget deficit, historically such actions have tended to be self-funding. And when the anticipated budget deficit figure is compared to the economy's total output of goods and services, the net number is not distorted in a historical context.

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
For those of us whose bookends bracket the tomes of economic geniuses such as John Maynard Keynes and Milton Friedman, we expect the combination of monetary and fiscal stimulus will have the desired effect: an economy that continues to expand at a steady, non-inflationary rate.

SIRACH SPECIAL EQUITY PORTFOLIO

The Sirach Special Equity Portfolio ended the first half of fiscal 2003 with assets of $99.6 million. The Portfolio returned -1.43% for the period, trailing the Russell 2000 Growth Index return of 7.68%. As noted above, November and April proved very difficult for companies with earnings and pricing characteristics that our process favors.

In our search for stocks for the Portfolio, we seek companies with strong, consistent historical earnings growth, current earnings that are beginning to accelerate, and earnings estimates that are being revised higher suggesting earnings surprise potential. We incorporate a valuation component in the process so as to pay reasonable prices for the earnings growth we are identifying. We observe historical price patterns, focusing on those that are in basing modes, that is, price patterns that have been moving sideways indicating accumulation by investors. To this we add fundamental analysis that identifies the factors driving the strong earnings growth and assesses the sustainability of the earnings growth. The resulting Portfolio contains companies with high visibility to their strong earnings characteristics and is priced attractively. This was not rewarded in November or April. In fact, companies with such attractive characteristics actually suffered. What performed well? Companies with low visibility of earnings (very wide dispersion of estimates); companies with no earnings; companies with high variability to earnings, but with high forecast long term growth rates; companies with poor relative strength (indicating very poor performance for six to twelve months); and companies with high betas. In short, during November and April the factors rewarded were more speculative and high risk than is typically the case.

In this environment, the two sectors with the most companies that fit the profile of the "winners" were Technology and Health Care. Our stock selection in both was the major drag on performance relative to the benchmark. Health Care is the second largest sector weighting and Technology is the third largest, both are overweight relative to the index. The Technology overweight was a positive as it was the strongest performing sector in the Russell 2000 Growth Index. Consumer Discretionary, our largest sector, was a bright spot in the Portfolio along with Finance. Strong performance was seen from the teen retailing space as well as

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
from Internet service providers. In Finance we saw strong contribution from sub-prime mortgage lenders and Puerto Rican based banks.

While disappointed in the first six months performance, we remain confident that our process leads us to companies with great earnings dynamics that will be rewarded by the market.

SIRACH EQUITY PORTFOLIO

Assets at the end of April for the Sirach Equity Portfolio were $30.2 million. The Portfolio returned -0.24% for the period, lagging the Russell 1000 Growth Index return of 4.28%.

At the beginning and end of the reporting period, our focus on companies with accelerating earnings and reasonable prices was not rewarded. In between, however, when a sense of rational expectations existed, investors favored those companies that are discovered in our investment process. April, in particular, was the most challenging period for the Portfolio as investors aggressively bid up the prices of companies with a high degree of earnings sensitivity. This could be generally defined as technology related companies with very high betas, lots of cash on the balance sheet and little consensus among Wall Street analysts about a company's near-term earnings prospects. We point to this rapid change in expectations as the primary reason returns lagged those of the benchmark. Historically, our process performs best in markets where investors focus beyond the next 3 - 6 month horizon. We expect that this current trend will eventually favor the companies owned in the Portfolio.

During the period, the Portfolio's positive influences included modest overweights in the Technology and Health Care sectors. As a group, technology stocks generally perform well in an environment like we saw in April, while the steady, above average earnings characteristics of Health Care companies tend to benefit the Portfolio over longer time periods. The Portfolio also benefited from a number of holdings including Apollo Group, a provider of higher education services to working adults, and St. Jude Medical who produces and distributes products to the worldwide cardiovascular marketplace. The Portfolio's results were hurt by an overweight in Consumer Discretionary stocks, such as retail auto parts supplier AutoZone, and Ambac Financial Group, a provider of financial insurance to mortgage borrowers.

Looking ahead, the Portfolio will continue to emphasize ownership of companies with accelerating earnings that are selling at reasonable prices. We are finding opportunities to moderately shift portfolio holdings in the direction of more

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
economically sensitive companies. We are also looking for companies with the highest probabilities for upward earnings revisions and operating leverage in a more healthy corporate earnings growth environment.

SIRACH GROWTH PORTFOLIO

Assets at the end of April for the Sirach Growth Portfolio were $19.5 million. The Portfolio returned -0.19% for the period, lagging the S&P 500 Composite Index return of 4.48%.

At the beginning and end of the reporting period, our focus on companies with accelerating earnings and reasonable prices was not rewarded. In between, however, when a sense of rational expectations existed, investors' favored those companies that are discovered in our investment process. April, in particular, was the most challenging period for the Portfolio as investors aggressively bid up the prices of companies with a high degree of earnings sensitivity. This could be generally defined as technology related companies with very high betas, lots of cash on the balance sheet and little consensus among Wall Street analysts about a company's near-term earnings prospects. We point to this rapid change in expectations as the primary reason returns lagged those of the benchmark. Historically, our process performs best in markets where investors focus beyond the next 3 - 6 month horizon. We expect that this current trend will eventually favor the companies owned on the Portfolio.

During the period, the Portfolio's positive influences included overweights in the Technology and Health Care sectors. As a group, technology stocks generally perform well in an environment like we saw in April, while the steady, above average earnings characteristics of Health Care companies tend to benefit the Portfolio over longer time periods. Two examples of companies within these sectors that performed well were Internet network products supplier, Cisco Systems, and generic drug manufacturer, Teva Pharmaceutical Industries. While Cisco System's revenues were comparatively flat, they had continued success in capturing lower costs from their component suppliers. Teva Pharmaceutical Industries, on the other hand, continued to find ready buyers of its lower priced drugs, including blockbusters such as a generic version of the antidepressant, Prozac, and cholesterol lowering Mevacor. Their proprietary drug for the treatment of multiple sclerosis, Copaxone, was also selling well. The Portfolio's results were hurt by an overweight in Consumer Staples companies and an underweight in Financial Services stocks.

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
Looking ahead, the Portfolio will continue to emphasize ownership of companies with accelerating earnings that are selling at reasonable prices. We are finding opportunities to moderately shift portfolio holdings in the direction of more economically sensitive companies. We are also looking for companies with the highest probabilities for upward earnings revisions and operating leverage in a more healthy corporate earnings growth environment.

SIRACH STRATEGIC BALANCED PORTFOLIO

The Sirach Strategic Balanced Portfolio had net assets of $19.4 million on April 30, 2003. Asset allocation was 59.1% common stocks, 35.3% fixed income and the remainder in cash equivalents.

The Sirach Strategic Balanced Portfolio returned 1.13% for the six months ending April 30, 2003, compared to 4.77% for the Lipper Balanced Fund Index.

The common stock characteristics for the Sirach Strategic Balanced Portfolio are identical to the Sirach Growth Portfolio, while the bond and derivative characteristics match the Sirach Bond Portfolio.

SIRACH BOND PORTFOLIO

The Sirach Bond Portfolio finished the first six months of its fiscal year with $75.9 million assets under management. For the six months ending April 30, 2003, the Portfolio returned 3.88% versus the return of the Lehman U.S. Aggregate Bond Index of 4.32%.

The corporate sector continued to be the most volatile with most of the news on the positive side of the ledger. One consequence of the low interest rate environment has been a scramble for yield by many fixed income buyers. They have turned to corporate bonds and driven prices up significantly in both the investment grade and high yield markets. Investment grade corporate bonds returned close to 9.0% during the period compared to government bonds which returned just over 3.0%. Mortgage securities continued to struggle as home buyers continued to take advantage of low rates and refinanced their mortgages. As a result mortgage investors received substantial prepayments which had to be invested at lower rates. The mortgage sector returned only 2.3% for the six month period.

Interest rates fell modestly over the past six months. The yield on the ten year Treasury fell .05% to 3.84% and the yield on the three year note fell .29% to 1.82%. Yields are at extremely low levels when measured against rates experienced over the last 30 years. We are unlikely to see sustained rises in rates

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
until our domestic economy and that of our overseas trading partners begin to show some real improvement. The swift conclusion of the war in Iraq removed a major source of uncertainty but, surprisingly, did little to add clarity to the economic situation. While corporate earnings have generally been better than expected, our domestic economy continues to produce at only 73% of capacity. Business investment in both equipment and people is dependent on utilizing more of the capacity already in place. The economy should pick up but it will be a matter of quarters not months before enough improvement occurs to potentially begin putting pressure on interest rates.

In the Portfolio, corporate bonds continue to be our primary focus with our target allocation at 120% of the index which is approximately 33%. We are continuing to add new names and increase the number of industries that we are participating in. Mortgage securities are playing a smaller role in our strategy as the potential for poor performance, when rates do eventually rise, reduces their overall attractiveness. The average life of the portfolio, which has been less then the index, is being increased as it becomes evident that the economic recovery is further away than we originally predicted.

Please contact us with any questions you may have.

Sincerely,
SIRACH CAPITAL MANAGEMENT, INC.

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

LEHMAN U.S. AGGREGATE BOND INDEX is an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

LIPPER BALANCED FUND INDEX contains funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock to bond ratio ranges around 60%/40%.

RUSSELL 1000 GROWTH INDEX is an unmanaged index, comprised of 1,000 stocks of the U.S. companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000 GROWTH INDEX contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

S&P 500 COMPOSITE INDEX is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK --  94.8%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
CONSUMER DISCRETIONARY -- 21.9%
CONSUMER ELECTRONICS -- 1.2%
   United Online* .....................................   53,700     $ 1,200,732
                                                                     -----------
EDUCATION SERVICES -- 2.6%
   Corinthian Colleges* ...............................   32,300       1,479,017
   ITT Educational Services* ..........................   38,800       1,144,600
                                                                     -----------
                                                                       2,623,617
                                                                     -----------
RENT & LEASING SERVICES -- 1.3%
   Rent-A-Center* .....................................   20,800       1,335,360
                                                                     -----------
RESTAURANTS -- 1.1%
   Applebees International ............................   39,200       1,074,080
                                                                     -----------
RETAIL -- 8.2%
   Chico's FAS* .......................................   57,500       1,399,550
   Claire's Stores ....................................   42,700       1,109,773
   Fred's .............................................   30,050         975,122
   Global Imaging Systems* ............................   51,300         949,050
   Guitar Center* .....................................   37,700         873,132
   HOT Topic* .........................................   38,900         951,105
   Pacific Sunwear of California* .....................   55,350       1,263,641
   Tractor Supply* ....................................   14,600         618,310
                                                                     -----------
                                                                       8,139,683
                                                                     -----------
SERVICES - COMMERCIAL -- 3.2%
   Corporate Executive Board* .........................   32,100       1,315,779
   FTI Consulting* ....................................   18,200         823,550
   Tetra Tech* ........................................   39,000         604,500
   Waste Connections* .................................   13,800         464,232
                                                                     -----------
                                                                       3,208,061
                                                                     -----------
SHOES -- 3.1%
   K-Swiss, Cl A ......................................   44,500       1,322,985
   Reebok International Ltd.* .........................   35,300       1,096,418
   Wolverine World Wide ...............................   33,400         615,896
                                                                     -----------
                                                                       3,035,299
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
TEXTILES APPAREL MANUFACTURES -- 1.2%
   Quiksilver* ........................................   37,900     $ 1,235,540
                                                                     -----------
   Total Consumer Discretionary .......................               21,852,372
                                                                     -----------
CONSUMER STAPLES -- 3.1%
FOODS -- 3.1%
   JM Smucker .........................................   24,400         885,232
   NBTY* ..............................................   56,000         868,000
   Ralcorp Holdings* ..................................   32,500         809,250
   Sensient Technologies ..............................   23,400         517,140
                                                                     -----------
   Total Consumer Staples .............................                3,079,622
                                                                     -----------
FINANCIAL SERVICES -- 13.7%
BANKS - OUTSIDE NEW YORK CITY -- 6.7%
   Doral Financial Corporation ........................   39,900       1,596,399
   East-West Bancorp ..................................   18,700         632,995
   R & G Financial, Cl B ..............................   54,900       1,486,692
   UCBH Holdings ......................................   68,600       1,745,184
   Wintrust Financial .................................   38,600       1,173,440
                                                                     -----------
                                                                       6,634,710
                                                                     -----------
FINANCE DATA PROCESS SERVICES -- 1.4%
   Checkfree* .........................................   51,500       1,419,855
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 1.6%
   New Century Financial ..............................   43,100       1,587,373
                                                                     -----------
INSURANCE - MULTI-LINE -- 0.7%
   Hilb, Rogal & Hamilton .............................   19,400         689,670
                                                                     -----------
REAL ESTATE INVESTMENT TRUST -- 0.9%
   Federal Realty Investment Trust ....................   29,200         899,944
                                                                     -----------
SAVINGS & LOAN -- 2.4%
   MAF Bancorp ........................................   26,100         881,136
   W Holding Company ..................................   76,050       1,497,424
                                                                     -----------
                                                                       2,378,560
                                                                     -----------
   Total Financial Services ...........................               13,610,112
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
HEALTH CARE -- 21.8%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 3.7%
   Idexx Laboratories* ................................   36,100     $ 1,407,900
   Martek Biosciences* ................................   41,400       1,408,842
   Neurocrine Biosciences* ............................   19,700         891,425
                                                                     -----------
                                                                       3,708,167
                                                                     -----------
DRUGS & PHARMACEUTICALS -- 5.7%
   Bradley Pharmaceuticals* ...........................   32,800         472,648
   Connetics* .........................................   40,700         687,423
   Eon Labs* ..........................................   22,300         683,272
   Kos Pharmaceuticals* ...............................   30,200         616,080
   Noven Pharmaceuticals* .............................   41,500         399,645
   Pharmaceutical Resources* ..........................   27,500       1,208,625
   Priority Healthcare, Cl B* .........................   46,100       1,051,080
   United Therapeutics* ...............................   33,500         601,291
                                                                     -----------
                                                                       5,720,064
                                                                     -----------
HEALTH CARE FACILITIES -- 1.6%
   American Healthways* ...............................   29,800         735,762
   Pharmaceutical Product Development* ................   33,100         866,227
                                                                     -----------
                                                                       1,601,989
                                                                     -----------
HEALTH CARE SERVICES -- 1.4%
   Stericycle* ........................................   35,700       1,402,653
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.3%
   Advanced Neuromodulation Systems* ..................   22,600         946,262
   Biosite* ...........................................   26,700       1,139,556
   Cyberonics* ........................................   63,700       1,454,271
   Inamed* ............................................   44,100       1,644,489
   Merit Medical Systems* .............................   53,400       1,046,106
                                                                     -----------
                                                                       6,230,684
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
MEDICAL SERVICES -- 3.1%
   Coventry HealthCare* ...............................   31,000     $ 1,265,420
   Curative Health Services* ..........................   43,700         546,250
   VCA Antech* ........................................   75,000       1,259,175
                                                                     -----------
                                                                       3,070,845
                                                                     -----------
   Total Health Care ..................................               21,734,402
                                                                     -----------
MATERIALS & PROCESSING -- 3.7%
CHEMICALS -- 1.6%
   Airgas* ............................................   43,800         886,074
   Cabot Microelectronics* ............................   17,200         743,384
                                                                     -----------
                                                                       1,629,458
                                                                     -----------
ENGINEERING & CONTRACTING SERVICES -- 0.9%
   Jacobs Engineering Group* ..........................   20,900         860,035
                                                                     -----------
FERTILIZERS -- 1.2%
   Scotts, Cl A* ......................................   20,900       1,190,255
                                                                     -----------
   Total Materials & Processing .......................                3,679,748
                                                                     -----------
OTHER ENERGY -- 3.1%
OIL - CRUDE PRODUCERS -- 3.1%
   Denbury Resources* .................................   75,200         797,120
   Patina Oil & Gas ...................................   40,700       1,405,371
   St. Mary Land & Exploration ........................   33,600         860,832
                                                                     -----------
   Total Other Energy .................................                3,063,323
                                                                     -----------
PRODUCER DURABLES -- 5.6%
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.6%
   Ametek .............................................   32,300       1,217,710
   Cohu ...............................................   20,100         362,001
                                                                     -----------
                                                                       1,579,711
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
MACHINERY - SPECIALTY -- 0.9%
   Engineered Support Systems .........................   25,050     $   869,987
                                                                     -----------
POLLUTION CONTROL & ENVIRONMENTAL
   SERVICES -- 0.6%
   Headwaters* ........................................   39,500         647,800
                                                                     -----------
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.5%
   Cymer* .............................................   23,600         673,780
   Entegris* ..........................................   68,000         779,960
                                                                     -----------
                                                                       1,453,740
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
   SafeNet* ...........................................   41,700         986,622
                                                                     -----------
   Total Producer Durables ............................                5,537,860
                                                                     -----------
TECHNOLOGY -- 21.3%
COMMUNICATIONS TECHNOLOGY -- 2.6%
   Avocent* ...........................................   36,900       1,092,978
   Foundry Networks* ..................................  139,700       1,519,936
                                                                     -----------
                                                                       2,612,914
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.2%
   Ansys* .............................................   45,600       1,206,120
   F5 Networks* .......................................   84,400       1,161,344
   Macromedia* ........................................   71,000         895,310
   MicroStrategy, Cl A* ...............................   32,900         905,737
   NetScreen Technologies* ............................   46,500         943,020
   Open Text Corporation* .............................   18,500         530,950
   Rainbow Technologies* ..............................   58,200         521,472
   Verity* ............................................   57,100         943,863
                                                                     -----------
                                                                       7,107,816
                                                                     -----------
COMPUTER TECHNOLOGY -- 3.2%
   Imation* ...........................................   32,500       1,114,750
   Overland Storage* ..................................   52,200         923,418
   Sandisk* ...........................................   46,600       1,127,720
                                                                     -----------
                                                                       3,165,888
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
ELECTRICAL & ELECTRONICS -- 2.0%
   Benchmark Electronics* .............................   29,900     $   775,905
   Power Integrations* ................................   55,400       1,226,113
                                                                     -----------
                                                                       2,002,018
                                                                     -----------
ELECTRONICS -- 1.6%
   Avid Technology* ...................................   24,600         675,762
   Flir Systems* ......................................   17,700         921,816
                                                                     -----------
                                                                       1,597,578
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 3.5%
   Cree* ..............................................   55,300       1,103,235
   Integrated Circuit Systems* ........................   40,600         881,832
   Omnivision Technologies* ...........................   31,300         759,964
   Silicon Laboratories* ..............................   27,300         776,685
                                                                     -----------
                                                                       3,521,716
                                                                     -----------
ELECTRONICS - TECHNOLOGY -- 1.2%
   Trimble Navigation Ltd.* ...........................   47,900       1,209,475
                                                                     -----------
   Total Technology ...................................               21,217,405
                                                                     -----------
UTILITIES -- 0.6%
UTILITIES - GAS DISTRIBUTION -- 0.6%
   AGL Resources ......................................   25,400         653,542
                                                                     -----------
   Total Utilities ....................................                  653,542
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $83,023,228) ..............................               94,428,386
                                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.1%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------    ------------
 CASH EQUIVALENTS -- 5.1%
   Highmark Diversified Money Market Fund ...........  3,963,110    $ 3,963,110
   Highmark Government Money Market Fund ............  1,084,472      1,084,472
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $5,047,582) .............................                 5,047,582
                                                                    -----------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $88,070,810) ............................                99,475,968
                                                                    -----------
 OTHER ASSETS AND LIABILITIES -- 0.1%
   Investment Advisory Fees Payable .................                   (54,864)
   Administrative Fees Payable ......................                   (16,534)
   Other Assets and Liabilities, Net ................                   147,786
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                    76,388
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ..................................               169,462,376
   Accumulated Net Investment Loss ..................                  (276,243)
   Accumulated Net Realized Loss on Investments .....               (81,038,935)
   Net Unrealized Appreciation on Investments .......                11,405,158
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .......................               $99,552,356
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .....                24,077,753
   NET ASSET VALUE, Offering and
      Redemption Price Per Share ....................                     $4.13
                                                                          =====

  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
LTD. LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK --  97.1%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
AUTO & TRANSPORTATION -- 1.9%
RECREATIONAL VEHICLES & BOATS -- 0.9%
   Harley-Davidson ....................................    6,200     $   275,528
                                                                     -----------
TRANSPORTATION MISCELLANEOUS -- 1.0%
   United Parcel Service, Cl B ........................    4,700         291,964
                                                                     -----------
   Total Auto & Transportation ........................                  567,492
                                                                     -----------
CONSUMER DISCRETIONARY -- 14.6%
CASINOS & GAMBLING -- 1.1%
   International Game Technology* .....................    4,000         345,200
                                                                     -----------
EDUCATION SERVICES -- 2.1%
   Apollo Group, Cl A* ................................   11,700         634,128
                                                                     -----------
ENTERTAINMENT -- 0.6%
   Fox Entertainment Group, Cl A* .....................    6,600         167,640
                                                                     -----------
HOUSEHOLD FURNISHINGS -- 0.9%
   Newell Rubbermaid ..................................    8,500         259,080
                                                                     -----------
RADIO AND TV BROADCASTERS -- 1.0%
   USA Interactive* ...................................   10,500         314,475
                                                                     -----------
RETAIL -- 8.9%
   Autozone* ..........................................    5,300         428,293
   Bed Bath & Beyond* .................................    8,000         316,080
   Home Depot .........................................   16,300         458,519
   Lowe's .............................................   10,000         438,900
   Wal-Mart Stores ....................................   18,800       1,058,816
                                                                     -----------
                                                                       2,700,608
                                                                     -----------
   Total Consumer Discretionary .......................                4,421,131
                                                                     -----------
CONSUMER STAPLES -- 9.0%
BEVERAGE - SOFT DRINKS -- 1.9%
   PepsiCo ............................................   12,900         558,312
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
FOODS -- 4.8%
   ConAgra Foods .....................................     2,600     $    54,600
   Dean Foods* .......................................     7,800         339,534
   General Mills .....................................    10,400         469,144
   Kellogg ...........................................     8,100         265,194
   Sysco .............................................    11,600         333,268
                                                                     -----------
                                                                       1,461,740
                                                                     -----------
SOAP & HOUSEHOLD CHEMICALS -- 2.3%
   Procter & Gamble ..................................     7,800         700,830
                                                                     -----------
   Total Consumer Staples ............................                 2,720,882
                                                                     -----------
FINANCIAL SERVICES -- 12.5%
BANKS - OUTSIDE NEW YORK CITY -- 2.4%
   Bank of America ...................................     3,900         288,795
   First Tennessee National ..........................     9,800         429,240
                                                                     -----------
                                                                         718,035
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
   American Express ..................................     9,800         371,028
                                                                     -----------
FINANCE - SMALL LOAN -- 2.4%
   SLM ...............................................     6,600         739,200
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 1.0%
   AMBAC Financial Group .............................     5,000         291,750
                                                                     -----------
INSURANCE - LIFE -- 0.9%
   Principal Financial Group .........................     9,300         270,630
                                                                     -----------
INSURANCE - MULTI-LINE -- 3.2%
   Aflac .............................................    10,700         349,997
   American International Group ......................     5,779         334,893
   Willis Group Holdings Ltd.* .......................     8,900         277,591
                                                                     -----------
                                                                         962,481
                                                                     -----------
SECURITIES BROKERS & SERVICES -- 1.4%
   Countrywide Financial .............................     6,200         419,120
                                                                     -----------
      Total Financial Services .......................                 3,772,244
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
HEALTH CARE -- 26.7%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 2.2%
   Amgen* ............................................    10,800     $   662,148
                                                                     -----------
DRUGS & PHARMACEUTICALS -- 17.0%
   Forest Laboratories* ..............................     6,700         346,524
   Gilead Sciences* ..................................    11,400         525,996
   Johnson & Johnson .................................    22,000       1,239,920
   Merck & Co. .......................................    14,900         866,882
   Pfizer ............................................    54,970       1,690,327
   Teva Pharmaceutical Industries ADR ................     9,800         457,660
                                                                     -----------
                                                                       5,127,309
                                                                     -----------
HEALTH CARE FACILITIES -- 0.9%
   HCA ...............................................     8,150         261,615
                                                                     -----------
HEALTH CARE MANAGEMENT SERVICES -- 1.6%
   UnitedHealth Group ................................     5,300         488,289
                                                                     -----------
HEALTH CARE SERVICES -- 1.0%
   Anthem* ...........................................     4,500         308,880
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.0%
   Boston Scientific* ................................    10,300         443,415
   St. Jude Medical* .................................     7,900         414,434
   Zimmer Holdings* ..................................     7,300         342,370
                                                                     -----------
                                                                       1,200,219
                                                                     -----------
   Total Health Care .................................                 8,048,460
                                                                     -----------
MATERIALS & PROCESSING -- 1.4%
CHEMICALS -- 1.4%
   Ecolab ............................................     8,300         424,047
                                                                     -----------
   Total Materials & Processing ......................                   424,047
                                                                     -----------
OTHER -- 9.1%
MULTI-SECTOR COMPANIES -- 9.1%
   3M ................................................     3,700         466,348
   Fortune Brands ....................................     8,900         430,760
   General Electric ..................................    62,930       1,853,289
                                                                     -----------
   Total Other .......................................                 2,750,397
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
OTHER ENERGY -- 0.9%
MACHINERY - OIL WELL EQUIPMENT & SERVICES -- 0.9%
   Nabors Industries Ltd.* ...........................     7,100     $   278,320
                                                                     -----------
   Total Other Energy ................................                   278,320
                                                                     -----------
PRODUCER DURABLES -- 1.2%
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.2%
   Applied Materials* ................................    25,500         372,300
                                                                     -----------
   Total Producer Durables ...........................                   372,300
                                                                     -----------
TECHNOLOGY -- 19.8%
COMMUNICATIONS TECHNOLOGY -- 4.1%
   Cisco Systems* ....................................    63,941         961,673
   Qualcomm ..........................................     8,300         264,687
                                                                     -----------
                                                                       1,226,360
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 8.8%
   Microsoft .........................................    65,980       1,687,109
   Oracle* ...........................................    51,600         613,008
   Symantec* .........................................     8,300         364,785
                                                                     -----------
                                                                       2,664,902
                                                                     -----------
COMPUTER TECHNOLOGY -- 4.2%
   Dell Computer* ....................................    21,000         607,110
   International Business Machines ...................     7,900         670,710
                                                                     -----------
                                                                       1,277,820
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 2.7%
   Intel .............................................    43,606         802,350
                                                                     -----------
   Total Technology ..................................                 5,971,432
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $30,674,903) .............................                29,326,705
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 3.8%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------    ------------
 CASH EQUIVALENT -- 3.8%
   Highmark Diversified Money Market Fund ..........   1,138,179    $ 1,138,179
                                                                    -----------
   TOTAL CASH EQUIVALENT
      (Cost $1,138,179) ............................                  1,138,179
                                                                    -----------
   TOTAL INVESTMENTS -- 100.9%
      (Cost $31,813,082) ...........................                 30,464,884
                                                                    -----------
 OTHER ASSETS AND LIABILITIES -- (0.9)%
   Investment Advisory Fees Payable ................                    (15,673)
   Administrative Fees Payable .....................                     (4,716)
   Other Assets and Liabilities, Net ...............                   (244,323)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                   (264,712)
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital .................................                 48,937,260
   Accumulated Net Investment Loss .................                    (34,223)
   Accumulated Net Realized Loss on Investments ....                (17,354,667)
   Net Unrealized Depreciation on Investments ......                 (1,348,198)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ......................                $30,200,172
                                                                    ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ....                  3,672,622
   NET ASSET VALUE, Offering and
      Redemption Price Per Share ...................                      $8.22
                                                                          =====

   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
LTD. LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 93.9%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
AUTO & TRANSPORTATION -- 3.5%
AIR TRANSPORT -- 1.2%
   FedEx .............................................     4,000     $   239,520
                                                                     -----------
RECREATIONAL VEHICLES & BOATS -- 1.0%
   Harley-Davidson ...................................     4,400         195,536
                                                                     -----------
TRANSPORTATION MISCELLANEOUS -- 1.3%
   United Parcel Service, Cl B .......................     4,000         248,480
                                                                     -----------
   Total Auto & Transportation .......................                   683,536
                                                                     -----------
CONSUMER DISCRETIONARY -- 12.9%
CASINOS & GAMBLING -- 1.1%
   International Game Technology* ....................     2,500         215,750
                                                                     -----------
EDUCATION SERVICES -- 2.1%
   Apollo Group, Cl A* ...............................     7,700         417,332
                                                                     -----------
ENTERTAINMENT -- 0.6%
   Fox Entertainment Group, Cl A* ....................     4,300         109,220
                                                                     -----------
HOUSEHOLD FURNISHINGS -- 1.0%
   Newell Rubbermaid .................................     6,400         195,072
                                                                     -----------
RADIO AND TV BROADCASTERS -- 1.1%
   USA Interactive* ..................................     6,800         203,660
                                                                     -----------
RETAIL -- 7.0%
   Autozone* .........................................     3,600         290,916
   Bed Bath & Beyond* ................................     5,100         201,501
   Lowe's ............................................     5,700         250,173
   Wal-Mart Stores ...................................    11,000         619,520
                                                                     -----------
                                                                       1,362,110
                                                                     -----------
   Total Consumer Discretionary ......................                 2,503,144
                                                                     -----------
CONSUMER STAPLES -- 8.2%
BEVERAGE - SOFT DRINKS -- 1.0%
   PepsiCo ...........................................     4,500         194,760
                                                                     -----------
FOODS -- 5.0%
   ConAgra Foods .....................................     1,900          39,900
   Dean Foods* .......................................     5,400         235,062

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
FOODS -- CONTINUED
   General Mills .....................................     6,700     $   302,237
   Kellogg ...........................................     5,700         186,618
   Sysco .............................................     6,900         198,237
                                                                     -----------
                                                                         962,054
                                                                     -----------
SOAP & HOUSEHOLD CHEMICALS -- 2.2%
   Procter & Gamble ..................................     4,800         431,280
                                                                     -----------
   Total Consumer Staples ............................                 1,588,094
                                                                     -----------
FINANCIAL SERVICES -- 19.1%
BANKS - OUTSIDE NEW YORK CITY -- 4.2%
   Bank of America ...................................     7,300         540,565
   First Tennessee National ..........................     6,300         275,940
                                                                     -----------
                                                                         816,505
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
   American Express ..................................     7,000         265,020
   Citigroup .........................................  1 12,600         494,550
                                                                     -----------
                                                                         759,570
                                                                     -----------
FINANCE - SMALL LOAN -- 2.2%
   SLM ...............................................     3,800         425,600
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 1.1%
   AMBAC Financial Group .............................     3,700         215,895
                                                                     -----------
INSURANCE - LIFE -- 1.0%
   Principal Financial Group .........................     6,700         194,970
                                                                     -----------
INSURANCE - MULTI-LINE -- 4.1%
   Aflac .............................................     7,500         245,325
   American International Group ......................     5,885         341,035
   Willis Group Holdings Ltd.* .......................     6,700         208,973
                                                                     -----------
                                                                         795,333
                                                                     -----------
SECURITIES BROKERS & SERVICES -- 2.6%
   Countrywide Financial .............................     4,400         297,440
   Lehman Brothers Holdings ..........................     3,400         214,098
                                                                     -----------
                                                                         511,538
                                                                     -----------
   Total Financial Services ..........................                 3,719,411
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
HEALTH CARE -- 17.3%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.5%
   Amgen* ............................................     4,900     $   300,419
                                                                     -----------
DRUGS & PHARMACEUTICALS -- 10.6%
   Forest Laboratories* ..............................     4,200         217,224
   Johnson & Johnson .................................     7,600         428,336
   Merck & Co. .......................................     9,200         535,256
   Pfizer ............................................    19,040         585,480
   Teva Pharmaceutical Industries ADR ................     6,300         294,210
                                                                     -----------
                                                                       2,060,506
                                                                     -----------
HEALTH CARE FACILITIES -- 0.8%
   HCA ...............................................     4,700         150,870
                                                                     -----------
HEALTH CARE MANAGEMENT SERVICES -- 1.5%
   UnitedHealth Group ................................     3,100         285,603
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.9%
   Boston Scientific* ................................     7,400         318,570
   St. Jude Medical* .................................     4,700         246,562
                                                                     -----------
                                                                         565,132
                                                                     -----------
   Total Health Care .................................                 3,362,530
                                                                     -----------
INTEGRATED OILS -- 4.0%
OIL - INTEGRATED DOMESTIC -- 1.1%
   Occidental Petroleum ..............................     6,900         205,965
                                                                     -----------
OIL - INTEGRATED INTERNATIONAL -- 2.9%
   Exxon Mobil .......................................    16,200         570,240
                                                                     -----------
   Total Integrated Oils .............................                   776,205
                                                                     -----------
MATERIALS & PROCESSING -- 1.5%
CHEMICALS -- 1.5%
   Ecolab ............................................     5,500         280,995
                                                                     -----------
   Total Materials & Processing ......................                   280,995
                                                                     -----------
OTHER -- 6.8%
MULTI-SECTOR COMPANIES -- 6.8%
   3M ................................................     2,600         327,704
   Fortune Brands ....................................     6,600         319,440

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
MULTI-SECTOR COMPANIES -- CONTINUED
   General Electric ..................................    22,900     $   674,405
                                                                     -----------
      Total Other ....................................                 1,321,549
                                                                     -----------
OTHER ENERGY -- 3.2%
MACHINERY - OIL WELL EQUIPMENT & SERVICES -- 0.9%
   Nabors Industries Ltd.* ...........................     4,500         176,400
                                                                     -----------
OIL - CRUDE PRODUCERS -- 2.3%
   Apache ............................................     4,135         236,729
   Burlington Resources ..............................     4,700         217,657
                                                                     -----------
                                                                         454,386
                                                                     -----------
      Total Other Energy .............................                   630,786
                                                                     -----------
PRODUCER DURABLES -- 1.2%
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.2%
   Applied Materials* ................................    16,100         235,060
                                                                     -----------
   Total Producer Durables ...........................                   235,060
                                                                     -----------
TECHNOLOGY -- 15.1%
COMMUNICATIONS TECHNOLOGY -- 2.6%
   Cisco Systems* ....................................    22,580         339,603
   Qualcomm ..........................................     5,300         169,017
                                                                     -----------
                                                                         508,620
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.2%
   Microsoft .........................................    33,140         847,390
   Oracle* ...........................................    28,400         337,392
   Symantec* .........................................     4,900         215,355
                                                                     -----------
                                                                       1,400,137
                                                                     -----------
COMPUTER TECHNOLOGY -- 3.9%
   Dell Computer* ....................................    10,100         291,991
   International Business Machines ...................     5,401         458,545
                                                                     -----------
                                                                         750,536
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 1.4%
   Intel .............................................    14,960         275,264
                                                                     -----------
      Total Technology ...............................                 2,934,557
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------    ------------
UTILITIES -- 1.1%
UTILITIES - TELECOMMUNICATIONS -- 1.1%
   Verizon Communications ............................     5,800    $   216,804
                                                                    -----------
      Total Utilities ................................                  216,804
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $19,016,466) .............................               18,252,671
                                                                    -----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 5.1%
--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 5.1%
   Highmark Diversified Money Market Fund ............   779,791        779,791
   Highmark Government Money Market Fund .............   217,911        217,911
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $997,702) ................................                  997,702
                                                                    -----------
   TOTAL INVESTMENTS -- 99.0%
      (Cost $20,014,168) .............................               19,250,373
                                                                    -----------
 OTHER ASSETS AND LIABILITIES -- 1.0%
   Investment Advisory Fees Payable ..................                   (8,456)
   Administrative Fees Payable .......................                   (3,257)
   Other Assets and Liabilities, Net .................                  214,232
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ................                  202,519
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ...................................               24,896,083
   Accumulated Net Investment Loss ...................                  (14,076)
   Accumulated Net Realized Loss on Investments ......               (4,665,320)
   Net Unrealized Depreciation on Investments ........                 (763,795)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ........................              $19,452,892
                                                                    ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ......                3,639,130
   NET ASSET VALUE, Offering and
      Redemption Price Per Share .....................                    $5.35
                                                                          =====

   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
LTD. LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 59.1%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
AUTO & TRANSPORTATION -- 2.2%
AIR TRANSPORT -- 0.8%
   FedEx ..............................................    2,600     $   155,688
                                                                     -----------
RECREATIONAL VEHICLES & BOATS -- 0.6%
   Harley-Davidson ....................................    2,800         124,432
                                                                     -----------
TRANSPORTATION MISCELLANEOUS -- 0.8%
   United Parcel Service, Cl B ........................    2,500         155,300
                                                                     -----------
   Total Auto & Transportation ........................                  435,420
                                                                     -----------
CONSUMER DISCRETIONARY -- 8.0%
CASINOS & GAMBLING -- 0.6%
   International Game Technology* .....................    1,400         120,820
                                                                     -----------
EDUCATION SERVICES -- 1.4%
   Apollo Group, Cl A* ................................    4,900         265,575
                                                                     -----------
ENTERTAINMENT -- 0.4%
   Fox Entertainment Group, Cl A* .....................    2,700          68,580
                                                                     -----------
HOUSEHOLD FURNISHINGS -- 0.6%
   Newell Rubbermaid ..................................    4,000         121,920
                                                                     -----------
RADIO AND TV BROADCASTERS -- 0.7%
   USA Interactive* ...................................    4,300         128,785
                                                                     -----------
RETAIL -- 4.3%
   Autozone* ..........................................    2,200         177,782
   Bed Bath & Beyond* .................................    3,300         130,383
   Lowe's .............................................    3,500         153,615
   Wal-Mart Stores ....................................    6,800         382,976
                                                                     -----------
                                                                         844,756
                                                                     -----------
   Total Consumer Discretionary .......................                1,550,436
                                                                     -----------
CONSUMER STAPLES -- 5.2%
BEVERAGE - SOFT DRINKS -- 0.6%
   PepsiCo ............................................    2,800         121,184
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
FOODS -- 3.1%
   ConAgra Foods .....................................     1,200     $    25,200
   Dean Foods* .......................................     3,400         148,002
   General Mills .....................................     4,100         184,951
   Kellogg ...........................................     3,500         114,590
   Sysco .............................................     4,400         126,412
                                                                     -----------
                                                                         599,155
                                                                     -----------
SOAP & HOUSEHOLD CHEMICALS -- 1.5%
   Procter & Gamble ..................................     3,200         287,520
                                                                     -----------
   Total Consumer Staples ............................                 1,007,859
                                                                     -----------
FINANCIAL SERVICES -- 12.0%
BANKS - OUTSIDE NEW YORK CITY -- 2.7%
   Bank of America ...................................     4,600         340,630
   First Tennessee National ..........................     4,000         175,200
                                                                     -----------
                                                                         515,830
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
   American Express ..................................     4,300         162,798
   Citigroup .........................................     7,933         311,370
                                                                     -----------
                                                                         474,168
                                                                     -----------
FINANCE - SMALL LOAN -- 1.4%
   SLM ...............................................     2,500         280,000
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 0.7%
   AMBAC Financial Group .............................     2,200         128,370
                                                                     -----------
INSURANCE - LIFE -- 0.6%
   Principal Financial Group .........................     4,200         122,220
                                                                     -----------
INSURANCE - MULTI-LINE -- 2.6%
   Aflac .............................................     4,900         160,279
   American International Group ......................     3,674         212,909
   Willis Group Holdings Ltd.* .......................     4,200         130,998
                                                                     -----------
                                                                         504,186
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
SECURITIES BROKERS & SERVICES -- 1.6%
   Countrywide Financial ..............................    2,800     $   189,280
   Lehman Brothers Holdings ...........................    2,000         125,940
                                                                     -----------
                                                                         315,220
                                                                     -----------
   Total Financial Services ...........................                2,339,994
                                                                     -----------
HEALTH CARE -- 11.0%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.0%
   Amgen* .............................................    3,100         190,061
                                                                     -----------
DRUGS & PHARMACEUTICALS -- 6.6%
   Forest Laboratories* ...............................    2,600         134,472
   Johnson & Johnson ..................................    4,800         270,528
   Merck & Co. ........................................    5,700         331,626
   Pfizer .............................................   11,820         363,465
   Teva Pharmaceutical Industries ADR .................    4,000         186,800
                                                                     -----------
                                                                       1,286,891
                                                                     -----------
HEALTH CARE FACILITIES -- 0.5%
   HCA ................................................    3,200         102,720
                                                                     -----------
HEALTH CARE MANAGEMENT SERVICES -- 1.0%
   UnitedHealth Group .................................    2,000         184,260
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.9%
   Boston Scientific* .................................    4,700         202,335
   St. Jude Medical* ..................................    3,200         167,872
                                                                     -----------
                                                                         370,207
                                                                     -----------
   Total Health Care ..................................                2,134,139
                                                                     -----------
INTEGRATED OILS -- 2.5%
OIL - INTEGRATED DOMESTIC -- 0.7%
   Occidental Petroleum ...............................    4,600         137,310
                                                                     -----------
OIL - INTEGRATED INTERNATIONAL -- 1.8%
   Exxon Mobil ........................................   10,200         359,040
                                                                     -----------
   Total Integrated Oils ..............................                  496,350
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
MATERIALS & PROCESSING -- 0.9%
CHEMICALS -- 0.9%
   Ecolab .............................................    3,400     $   173,706
                                                                     -----------
   Total Materials & Processing .......................                  173,706
                                                                     -----------
OTHER -- 4.3%
MULTI-SECTOR COMPANIES -- 4.3%
   3M .................................................    1,700         214,268
   Fortune Brands .....................................    4,200         203,280
   General Electric ...................................   14,400         424,080
                                                                     -----------
   Total Other ........................................                  841,628
                                                                     -----------
OTHER ENERGY -- 2.0%
MACHINERY - OIL WELL EQUIPMENT & SERVICES -- 0.5%
   Nabors Industries Ltd.* ............................    2,800         109,760
                                                                     -----------
OIL - CRUDE PRODUCERS -- 1.5%
   Apache .............................................    2,685         153,716
   Burlington Resources ...............................    2,900         134,299
                                                                     -----------
                                                                         288,015
                                                                     -----------
   Total Other Energy .................................                  397,775
                                                                     -----------
PRODUCER DURABLES -- 0.8%
PRODUCTION TECHNOLOGY EQUIPMENT -- 0.8%
   Applied Materials* .................................   10,100         147,460
                                                                     -----------
   Total Producer Durables ............................                  147,460
                                                                     -----------
TECHNOLOGY -- 9.5%
COMMUNICATIONS TECHNOLOGY -- 1.7%
   Cisco Systems* .....................................   14,200         213,568
   Qualcomm ...........................................    3,400         108,426
                                                                     -----------
                                                                         321,994
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.5%
   Microsoft ..........................................   21,000         536,970
   Oracle* ............................................   17,500         207,900
   Symantec* ..........................................    3,100         136,245
                                                                     -----------
                                                                         881,115
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
COMPUTER TECHNOLOGY -- 2.4%
   Dell Computer* .....................................    6,400     $   185,024
   International Business Machines ....................    3,400         288,660
                                                                     -----------
                                                                         473,684
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 0.9%
   Intel ..............................................    9,200         169,280
                                                                     -----------
   Total Technology ...................................                1,846,073
                                                                     -----------
UTILITIES -- 0.7%
UTILITIES - TELECOMMUNICATIONS -- 0.7%
   Verizon Communications .............................    3,700         138,306
                                                                     -----------
   Total Utilities ....................................                  138,306
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $11,944,086) ..............................               11,509,146
                                                                     -----------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- 15.3%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT
                                                       ---------
BASIC INDUSTRY -- 1.2%
CHEMICALS -- 0.2%
   Eastman Chemical
      7.000%, 04/15/12 ................................ $ 25,000          28,166
                                                                     -----------
FOREIGN BONDS -- 0.6%
   Norsk Hydro
      7.250%, 09/23/27 ................................  100,000         119,125
                                                                     -----------
FOREST PRODUCTS -- 0.3%
   Weyerhaeuser 144A
      7.375%, 03/15/32 ................................   50,000          57,037
                                                                     -----------
METAL & MINERALS MISCELLANEOUS -- 0.1%
   Alcan
      4.875%, 09/15/12 ................................   25,000          25,728
                                                                     -----------
   Total Basic Industry ...............................                  230,056
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
CABLE -- 0.5%
COMMUNICATIONS & MEDIA -- 0.3%
   AOL Time Warner
      7.625%, 04/15/31 ................................ $ 50,000     $    55,140
                                                                     -----------
TELECOMMUNICATIONS -- 0.2%
   Cox Communications
      6.875%, 06/15/05 ................................   50,000          54,650
                                                                     -----------
   Total Cable ........................................                  109,790
                                                                     -----------
CAPITAL GOODS -- 0.6%
FINANCE BONDS -- 0.6%
   Caterpillar Financial Services
      4.875%, 06/15/07 ................................   50,000          53,265
   General Electric Capital MTN, Ser A
      6.750%, 03/15/32 ................................   50,000          57,859
                                                                     -----------
   Total Capital Goods ................................                  111,124
                                                                     -----------
COMMUNICATIONS -- 1.4%
COMMUNICATIONS & MEDIA -- 0.3%
   Univision Communications
      7.850%, 07/15/11 ................................   50,000          57,983
                                                                     -----------
TELECOMMUNICATIONS -- 1.1%
   BellSouth
      6.000%, 10/15/11 ................................   50,000          55,561
   Clear Channel Communications
      4.250%, 05/15/09 ................................  100,000         100,432
   Verizon New York, Ser A
      6.875%, 04/01/12 ................................   50,000          57,608
                                                                     -----------
                                                                         213,601
                                                                     -----------
   Total Communications ...............................                  271,584
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
CONSUMER CYCLICAL -- 3.5%
AUTOMOBILES -- 2.7%
   Ford Motor
      7.450%, 07/16/31 ................................ $ 25,000     $    22,250
   Ford Motor Credit MTN (a)
      2.118%, 03/08/04 ................................  300,000         296,421
   General Motors Acceptance (a)
      1.440%, 08/18/03 ................................  200,000         199,663
                                                                     -----------
                                                                         518,334
                                                                     -----------
CASINOS & GAMBLING -- 0.5%
   Harrah's Operating Company
      7.125%, 06/01/07 ................................   50,000          54,890
   International Game Technology
      7.875%, 05/15/04 ................................   25,000          26,237
   Park Place Entertainment 144A
      7.000%, 04/15/13 ................................   25,000          25,625
                                                                     -----------
                                                                         106,752
                                                                     -----------
RETAIL -- 0.3%
   Fred Meyer
      7.375%, 03/01/05 ................................   50,000          54,063
                                                                     -----------
   Total Consumer Cyclical ............................                  679,149
                                                                     -----------
CONSUMER NON-CYLICAL -- 1.7%
FOODS -- 0.3%
   General Mills
      6.000%, 02/15/12 ................................   50,000          54,853
                                                                     -----------
REAL ESTATE -- 1.3%
   EOP Operating
      7.375%, 11/15/03 ................................  250,000         256,895
                                                                     -----------
RETAIL -- 0.1%
   Kroger
      6.200%, 06/15/12 ................................   25,000          26,907
                                                                     -----------
   Total Consumer Non-Cyclical ........................                  338,655
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
ENERGY -- 1.5%
ENERGY EQUIPMENT -- 0.3%
   Kinder Morgan Energy Partners 144A
      7.300%, 08/15/33 ................................ $ 50,000     $    58,390
                                                                     -----------
OIL - INTEGRATED DOMESTIC -- 0.9%
   Anadarko Finance, Ser B
      6.750%, 05/01/11 ................................   50,000          57,334
   Suncor Energy
      7.150%, 02/01/32 ................................  100,000         119,113
                                                                     -----------
                                                                         176,447
                                                                     -----------
OIL - INTEGRATED INTERNATIONAL -- 0.3%
   ChevronTexaco Capital
      3.500%, 09/17/07 ................................   50,000          51,170
                                                                     -----------
   Total Energy .......................................                  286,007
                                                                     -----------
FINANCIAL INSTITUTIONS -- 2.8%
FINANCE BONDS -- 2.5%
   First Union (a)
      1.611%, 03/31/05 ................................  100,000         100,444
   Household Finance
      6.375%, 10/15/11 ................................   50,000          54,763
   Lehman Brothers Holdings MTN, Ser G (a)
      1.679%, 07/06/04 ................................  200,000         200,767
   Morgan Stanley Dean Witter
      6.750%, 04/15/11 ................................   50,000          56,809
   Wells Fargo & Company
      5.000%, 11/15/14 ................................   75,000          77,481
                                                                     -----------
                                                                         490,264
                                                                     -----------
INSURANCE - MULTI-LINE -- 0.3%
   Zurich Finance MTN, Ser E
      6.000%, 07/02/03 ................................   50,000          50,208
                                                                     -----------
   Total Financial Institutions .......................                  540,472
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
TRANSPORTATION -- 0.4%
AIR TRANSPORT -- 0.4%
   America West Airlines, Ser C
      6.860%, 07/02/04 ................................ $ 24,204     $    17,578
   American Trans Air 144A
      7.460%, 07/15/04 ................................   93,910          57,262
   Continental Airlines, Ser 00-1
      8.499%, 05/01/11 ................................      103              50
                                                                     -----------
   Total Transportation ...............................                   74,890
                                                                     -----------
UTILITY -- 1.7%
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.3%
   Arkansas Electric Cooperative
      7.330%, 06/30/08 ................................  225,000         248,344
                                                                     -----------
UTILITY BONDS -- 0.4%
   Waterford 3 Funding-Entergy
      8.090%, 01/02/17 ................................   85,502          92,021
                                                                     -----------
   Total Utility ......................................                  340,365
                                                                     -----------
   TOTAL CORPORATE BONDS
      (Cost $2,872,417) ...............................                2,982,092
                                                                     -----------
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- 5.1%
--------------------------------------------------------------------------------
   Comed Transitional Funding Trust, Ser 1998-1, Cl A5
      5.440%, 03/25/07 ................................  150,000         156,577
   Federal Home Loan Mortgage, Ser 2567, Cl PA
      5.500%, 08/15/10 ................................   71,405          73,423
   Federal National Mortgage Association,
      Ser 2003-1, Cl QA
      5.000%, 02/25/05 ................................  100,000         102,144
   Federal National Mortgage Association,
      Ser 2002-57, Cl AB
      5.500%, 11/25/13 ................................  212,856         217,200
   Federal National Mortgage Association,
      Ser 2002-65, Cl HA
      5.000%, 01/25/12 ................................  159,460         162,799
   Provident Bank Home Equity Loan Trust,
      Ser 1997-1, Cl A1
      7.180%, 04/25/13 ................................   79,727          81,116
   Washington Mutual, Ser 2003-AR1, Cl A1 (a)
      1.710%, 03/25/33 ................................  107,097         108,418
   Washington Mutual, Ser 2003-AR5, Cl A1 (a)
      1.590%, 06/25/33 ................................  100,000         100,000
                                                                     -----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $997,831) .................................                1,001,677
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 4.9%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
   Federal National Mortgage Association
      6.000%, 05/01/16 ................................ $145,981     $   153,051
      5.000%, 05/15/18 ................................  150,000         153,609
      4.463%, 04/01/33 (a) ............................  150,000         152,478
      4.300%, 02/01/33 (a) ............................  122,882         125,815
   Government National Mortgage Association
      6.000%, 02/15/32 ................................  354,037         370,824
                                                                     -----------
   TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $933,367) .................................                  955,777
                                                                     -----------
--------------------------------------------------------------------------------
 U.S. TREASURY/AGENCY OBLIGATIONS -- 10.0%
--------------------------------------------------------------------------------
   Federal Home Loan Bank
      1.181%, 05/21/03 (b) ............................  400,000         399,738
   Federal Home Loan Mortgage
      6.250%, 07/15/32 ................................  125,000         144,176
   Federal National Mortgage Association
      5.625%, 05/14/04 ................................  325,000         339,927
      5.250%, 04/15/07 ................................   25,000          27,446
      2.880%, 10/15/05 ................................  100,000         102,431
   U.S. Treasury Bond
      6.250%, 05/15/30 ................................  225,000         271,116
   U.S. Treasury Notes
      7.875%, 11/15/04 ................................  200,000         219,852
      7.000%, 07/15/06 ................................  175,000         201,474
      5.000%, 08/15/11 ................................   50,000          54,750
      4.250%, 11/15/03 ................................  175,000         177,891
                                                                     -----------
   TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $1,897,644) ...............................                1,938,801
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 4.8%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------    ------------
CASH EQUIVALENTS -- 4.8%
      Highmark Diversified Money Market Fund ..........  778,732    $   778,732
      Highmark Government Money Market Fund ...........  146,905        146,905
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $925,637) .................................                 925,637
                                                                    -----------
   TOTAL INVESTMENTS -- 99.2%
      (Cost $19,570,982) ..............................              19,313,130
                                                                    -----------
 OTHER ASSETS AND LIABILITIES -- 0.8%
   Investment Advisory Fees Payable ...................                  (9,276)
   Administrative Fees Payable ........................                  (3,806)
   Other Assets and Liabilities, Net ..................                 161,371
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                 148,289
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ....................................              25,407,284
   Undistributed Net Investment Income ................                   9,108
   Accumulated Net Realized Loss on Investments .......              (5,697,121)
   Net Unrealized Depreciation on Investments .........                (257,852)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .........................             $19,461,419
                                                                    ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .......               2,393,706
   NET ASSET VALUE, Offering and
      Redemption Price Per Share ......................                   $8.13
                                                                          =====

     * NON-INCOME PRODUCING SECURITY
   ADR AMERICAN DEPOSITARY RECEIPT
    CL CLASS
  LTD. LIMITED
   MTN MEDIUM TERM NOTE
   SER SERIES
  144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
       OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS.
   (A) VARIABLE RATE SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE CURRENTLY IN EFFECT AS OF APRIL 30, 2003.
   (B) ZERO COUPON SECURITY. THE RATE IN EFFECT IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 CORPORATE BONDS -- 32.8%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
BASIC INDUSTRY -- 3.6%
CHEMICALS -- 0.8%
   Eastman Chemical
      7.000%, 04/15/12 ............................... $ 200,000     $   225,329
   Rohm & Haas
      6.950%, 07/15/04 ...............................   350,000         370,018
                                                                     -----------
                                                                         595,347
                                                                     -----------
FOREIGN BONDS -- 1.1%
   Norsk Hydro
      7.250%, 09/23/27 ...............................   700,000         833,875
                                                                     -----------
FOREST PRODUCTS -- 0.6%
   Weyerhaeuser 144A
      7.375%, 03/15/32 ...............................   425,000         484,819
                                                                     -----------
INDUSTRIAL BONDS -- 0.8%
   Waste Management
      6.375%, 12/01/03 ...............................   575,000         587,698
                                                                     -----------
METAL & MINERALS MISCELLANEOUS -- 0.3%
   Alcan
      4.875%, 09/15/12 ...............................   200,000         205,822
                                                                     -----------
   Total Basic Industry ..............................                 2,707,561
                                                                     -----------
CABLE -- 1.6%
COMMUNICATIONS & MEDIA -- 0.9%
   AOL Time Warner
      7.625%, 04/15/31 ...............................   600,000         661,683
                                                                     -----------
TELECOMMUNICATIONS -- 0.7%
   Cox Communications
      7.500%, 08/15/04 ...............................   500,000         533,268
                                                                     -----------
   Total Cable .......................................                 1,194,951
                                                                     -----------
CAPITAL GOODS -- 2.8%
AEROSPACE -- 0.5%
   Raytheon
      5.375%, 04/01/13 ...............................   350,000         358,486
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
FINANCE BONDS -- 2.3%
   Caterpillar Financial Services
      4.875%, 06/15/07 .............................   $ 675,000     $   719,077
   General Electric Capital MTN, Ser A
      6.750%, 03/15/32 .............................     600,000         694,312
   John Deere Capital
      7.000%, 03/15/12 .............................     325,000         377,616
                                                                     -----------
                                                                       1,791,005
                                                                     -----------
   Total Capital Goods .............................                   2,149,491
                                                                     -----------
COMMUNICATIONS -- 2.8%
CABLE TELEVISION SERVICES -- 0.7%
   Comcast
      6.500%, 01/15/15 .............................     500,000         543,197
                                                                     -----------
COMMUNICATIONS & MEDIA -- 0.7%
   Univision Communications
      7.850%, 07/15/11 .............................     475,000         550,845
                                                                     -----------
TELECOMMUNICATIONS -- 1.4%
   Clear Channel Communications
      4.250%, 05/15/09 .............................     500,000         502,160
   Verizon New York, Ser A
      6.875%, 04/01/12 .............................     475,000         547,280
                                                                     -----------
                                                                       1,049,440
                                                                     -----------
   Total Communications ............................                   2,143,482
                                                                     -----------
CONSUMER CYCLICAL -- 6.7%
AUTOMOBILES -- 4.6%
   Ford Motor
      7.450%, 07/16/31 .............................     475,000         422,750
   Ford Motor Credit MTN
      2.118%, 03/08/04 .............................   1,850,000       1,827,928
   General Motors Acceptance
      1.440%, 08/18/03 .............................   1,250,000       1,247,897
                                                                     -----------
                                                                       3,498,575
                                                                     -----------
CASINOS & GAMBLING -- 1.5%
   Harrah's Operating Company
      7.125%, 06/01/07 .............................     600,000         658,684

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
CASINOS & GAMBLING -- CONTINUED
   International Game Technology
      7.875%, 05/15/04 .............................   $ 150,000     $   157,421
   Park Place Entertainment 144A
      7.000%, 04/15/13 .............................     300,000         307,500
                                                                     -----------
                                                                       1,123,605
                                                                     -----------
RETAIL -- 0.6%
   Fred Meyer
      7.375%, 03/01/05 .............................     400,000         432,500
                                                                     -----------
   Total Consumer Cyclical .........................                   5,054,680
                                                                     -----------
CONSUMER NON-CYLICAL -- 2.7%
BEVERAGE - BREWER & WINERY -- 0.6%
   Diageo Capital Plc
      3.375%, 03/20/08 .............................     450,000         450,779
                                                                     -----------
FOODS -- 1.3%
   General Mills
      6.000%, 02/15/12 .............................     600,000         658,238
   Tyson Foods
      8.250%, 10/01/11 .............................     250,000         289,989
                                                                     -----------
                                                                         948,227
                                                                     -----------
MEDICAL SERVICES -- 0.5%
   Becton Dickinson
      4.550%, 04/15/13 .............................     375,000         380,685
                                                                     -----------
RETAIL -- 0.3%
   Kroger
      6.200%, 06/15/12 .............................     225,000         242,163
                                                                     -----------
   Total Consumer Non-Cyclical .....................                   2,021,854
                                                                     -----------
ENERGY -- 4.3%
ENERGY EQUIPMENT -- 1.2%
   Kinder Morgan Energy Partners 144A
      7.300%, 08/15/33 .............................     450,000         525,509
   Pemex Project 144A
      8.625%, 02/01/22 .............................     375,000         416,250
                                                                     -----------
                                                                         941,759
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ---------     -----------
OIL - INTEGRATED DOMESTIC -- 2.6%
   Anadarko Finance, Ser B
      6.750%, 05/01/11 .............................   $ 600,000     $   688,006
   Suncor Energy
      7.150%, 02/01/32 .............................     850,000       1,012,460
   XTO Energy 144A
      6.250%, 04/15/13 .............................     250,000         260,625
                                                                     -----------
                                                                       1,961,091
                                                                     -----------
OIL - INTEGRATED INTERNATIONAL -- 0.5%
   National Fuel Gas MTN, Ser D
      6.820%, 08/01/04 .............................     380,000         401,375
                                                                     -----------
   Total Energy ....................................                   3,304,225
                                                                     -----------
FINANCIAL INSTITUTIONS -- 2.5%
FINANCE BONDS -- 1.9%
   Household Finance
      6.375%, 10/15/11 .............................     475,000         520,244
      6.375%, 11/27/12 .............................     400,000         441,280
   Wells Fargo & Company
      5.000%, 11/15/14 .............................     450,000         464,885
                                                                     -----------
                                                                       1,426,409
                                                                     -----------
INSURANCE - MULTI-LINE -- 0.6%
   Zurich Finance MTN, Ser E
      6.000%, 07/02/03 .............................     500,000         502,080
                                                                     -----------
   Total Financial Institutions ....................                   1,928,489
                                                                     -----------
TRANSPORTATION -- 0.2%
AIR TRANSPORT -- 0.2%
   America West Airlines, Ser C
      6.860%, 07/02/04 .............................      94,274          68,466
   American Trans Air 144A
      7.460%, 07/15/04 .............................     111,368          67,907
                                                                     -----------
   Total Transportation ............................                     136,373
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                      ----------     -----------
UTILITY -- 5.6%
ELECTRICAL & ELECTRONICS -- 1.3%
   Dominion Resources
      5.700%, 09/17/12 .............................  $  400,000     $   426,629
      2.800%, 02/15/05 .............................     550,000         553,785
                                                                     -----------
                                                                         980,414
                                                                     -----------
OIL - INTEGRATED DOMESTIC -- 1.3%
   Ocean Energy
      4.375%, 10/01/07 .............................   1,000,000       1,034,821
                                                                     -----------
UTILITY BONDS -- 3.0%
   System Energy Resources
      7.430%, 01/15/11 .............................   1,101,341       1,161,915
   Waterford 3 Funding-Entergy
      8.090%, 01/02/17 .............................   1,036,274       1,115,290
                                                                     -----------
                                                                       2,277,205
                                                                     -----------
   Total Utility ...................................                   4,292,440
                                                                     -----------
   TOTAL CORPORATE BONDS
      (Cost $23,567,471) ...........................                  24,933,546
                                                                     -----------
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- 24.4%
--------------------------------------------------------------------------------
   California Infrastructure, Ser 1997-1, Cl A5
      6.280%, 09/25/05 .............................      63,402          64,301
   Comed Transitional Funding Trust,
      Ser 1998-1, Cl A5
      5.440%, 03/25/07 .............................   1,300,000       1,357,005
   Countrywide Home Loans, Ser 1997-4, Cl A
      8.000%, 08/25/27 .............................     737,281         756,635
   CS First Boston Mortgage Securities,
      Ser 2001-26, Cl 2a4
      6.000%, 11/25/31 .............................     651,362         663,243
   Federal Home Loan Mortgage, Ser 2567, Cl PA
      5.500%, 08/15/10 .............................     714,055         734,226
   Federal National Mortgage Association,
      Ser 2002-12, Cl PD
      6.000%, 10/25/14 .............................   2,300,000       2,419,642
   Federal National Mortgage Association,
      Ser 2003-1, Cl QA
      5.000%, 02/25/05 .............................     975,000         995,909
   Federal National Mortgage Association,
      Ser 2002-57, Cl AB
      5.500%, 11/25/13 .............................     486,528         496,457
   Federal National Mortgage Association,
      Ser 2002-65, Cl HA
      5.000%, 01/25/12 .............................   1,116,219       1,139,594


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                      ----------     -----------
   Federal National Mortgage Association,
      Ser 2002-78, Cl QA
      5.500%, 12/25/05 .............................. $1,200,000     $ 1,219,645
   GMAC Mortgage Loan Trust,
      Ser 2000-HE3, Cl A8 (a)
      7.800%, 12/25/31 ..............................  1,696,998       1,742,059
   Government National Mortgage Association,
      Ser 2000-14, Cl CD
      7.500%, 07/16/29 ..............................  1,450,000       1,508,439
   Impac Secured Assets, Ser 2002-02, Cl A7
      4.500%, 04/25/33 ..............................  1,235,667       1,238,793
   Mellon Residential Funding,
      Ser 1998-1, Cl A4
      6.500%, 02/25/28 ..............................    365,962         365,523
   Provident Bank Home Equity Loan Trust,
      Ser 1996-1, Cl A1
      7.600%, 10/25/12 ..............................     30,754          32,484
   Provident Bank Home Equity Loan Trust,
      Ser 1997-1, Cl A1
      7.180%, 04/25/13 ..............................     88,466          90,007
   Union Financial Services, Ser 1998-A, Cl A7
      5.480%, 08/01/05 ..............................    313,000         313,000
   Washington Mutual, Ser 2002-AR8, Cl A3 (a)
      4.249%, 09/25/32 ..............................  1,400,000       1,405,267
   Washington Mutual, Ser 2003-AR1, Cl A1 (a)
      1.710%, 03/25/33 ..............................    856,775         867,348
   Washington Mutual, Ser 2003-AR5, Cl A1 (a)
      1.590%, 06/25/33 ..............................  1,150,000       1,149,996
                                                                     -----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $18,350,459) ............................                 18,559,573
                                                                     -----------
--------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%
--------------------------------------------------------------------------------
   Bear Stearns Mortgage Securities,
      Ser 1995-1, Cl 1A (a)
      6.427%, 05/25/10 ..............................    597,587         602,929
   Saxon Mortgage Securities,
      Ser 1994-9B, Cl 2A
      7.000%, 07/25/09 ..............................    175,131         180,268
   Wells Fargo Mortgage Back Security,
      Ser 2001-29, Cl A1
      6.000%, 12/25/16 ..............................    757,871         777,821
                                                                     -----------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
      (Cost $1,528,969) .............................                  1,561,018
                                                                     -----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 14.2%
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage Gold
      6.500%, 01/01/11 ..............................    229,511         243,137
   Federal National Mortgage Association
      6.500%, 05/01/09 ..............................     49,375          52,630
      6.000%, 05/01/16 ..............................  1,232,001       1,291,666
      5.500%, 02/01/32 ..............................  1,196,922       1,232,198

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                      ----------     -----------
   Federal National Mortgage Association -- continued
      5.000%, 05/15/18 .............................. $1,800,000     $ 1,843,312
      4.463%, 04/01/33 (a) ..........................  1,515,000       1,540,033
      4.300%, 02/01/33 (a) ..........................  1,277,968       1,308,471
   Federal National Mortgage Association Gold
      6.000%, 12/01/17 ..............................    535,923         560,709
   Government National Mortgage Association
      6.500%, 10/15/31 ..............................  1,624,369       1,708,315
      6.000%, 02/15/32 ..............................    983,436       1,030,065
                                                                     -----------
   TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $10,574,909) ............................                 10,810,536
                                                                     -----------
--------------------------------------------------------------------------------
 U.S. TREASURY/AGENCY OBLIGATIONS -- 21.8%
--------------------------------------------------------------------------------
   Federal Home Loan Bank
      2.750%, 03/14/08 ..............................    175,000         173,237
      1.181%, 05/21/03 (b) ..........................  4,400,000       4,397,116
   Federal Home Loan Mortgage
      6.250%, 07/15/32 ..............................    125,000         144,176
   Federal National Mortgage Association
      5.625%, 05/14/04 ..............................  2,175,000       2,274,898
      5.250%, 04/15/07 ..............................    900,000         988,072
      4.375%, 03/15/13 ..............................    500,000         504,985
      2.880%, 10/15/05 ..............................    175,000         179,254
   U.S. Treasury Bonds
      7.125%, 02/15/23 ..............................     50,000          64,871
      6.250%, 05/15/30 ..............................  1,375,000       1,656,821
      5.375%, 02/15/31 ..............................    375,000         409,190
   U.S. Treasury Notes
      6.625%, 05/15/07 ..............................    300,000         347,763
      6.000%, 08/15/09 ..............................  1,000,000       1,157,570
      5.000%, 08/15/11 ..............................    450,000         492,750
      4.875%, 02/15/12 ..............................    675,000         731,795
      4.250%, 11/15/03 ..............................  1,100,000       1,118,172
   U.S. Treasury STRIPS
      0.000%, 05/15/12 ..............................  1,675,000       1,159,603
      0.000%, 11/15/24 ..............................  2,400,000         772,963
                                                                     -----------
   TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $16,128,961) ............................                 16,573,236
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 3.9%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------
CASH EQUIVALENT -- 3.9%
   Highmark Diversified Money Market Fund ............ 2,998,584     $ 2,998,584
                                                                     -----------
   TOTAL CASH EQUIVALENT
      (Cost $2,998,584) ..............................                 2,998,584
                                                                     -----------
   TOTAL INVESTMENTS -- 99.2%
      (Cost $73,149,353) .............................                75,436,493
                                                                     -----------
PERCENTAGES BASED ON NET ASSETS OF $75,861,426.

    CL CLASS
   MTN MEDIUM TERM NOTE
   SER SERIES
STRIPS SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
   PLC PUBLIC LIMITED COMPANY
  144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
       OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS.
   (A) VARIABLE OR STEP COUPON SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE CURRENTLY IN EFFECT AS OF APRIL 30, 2003.
   (B) ZERO COUPON SECURITY. THE RATE IN EFFECT IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------



ASSETS
Investments, at Cost ...................................  $73,149,353
                                                          ===========
Investments, at Value ..................................   75,436,493
Receivable for Investments Sold ........................    3,923,302
Interest Receivable ....................................      626,839
Receivable for Portfolio Shares Sold ...................      125,000
                                                          -----------
   Total Assets ........................................   80,111,634
                                                          -----------
LIABILITIES
Payable for Investments Purchased ......................    4,040,256
Payable for Portfolio Shares Redeemed ..................      134,260
Investment Advisory Fees Payable .......................       21,232
Administrative Fees Payable ............................       12,699
Accrued Expenses .......................................       26,856
Other Liabilities ......................................       14,905
                                                          -----------
   Total Liabilities ...................................    4,250,208
                                                          -----------
NET ASSETS .............................................   75,861,426
                                                          ===========
NET ASSETS CONSIST OF:
Paid in Capital ........................................   79,023,339
Undistributed Net Investment Income ....................      259,847
Accumulated Net Realized Loss on Investments ...........   (5,708,900)
Net Unrealized Appreciation on Investments .............    2,287,140
                                                          -----------
NET ASSETS .............................................  $75,861,426
                                                          ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ........    7,750,850

NET ASSET VALUE, Offering and
      Redemption Price Per Share .......................        $9.79
                                                                =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH PORTFOLIOS FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                    SIRACH                                               SIRACH
                                    SPECIAL          SIRACH            SIRACH           STRATEGIC          SIRACH
                                    EQUITY           EQUITY            GROWTH            BALANCED           BOND
                                   PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                 ------------      ------------      ------------      ------------      ------------
INVESTMENT INCOME
Dividends ..................     $    181,665      $    134,570      $    107,409      $     77,477      $         --
Interest ...................           20,743             6,349             3,382           202,441         1,967,114
Less: Foreign Taxes Withheld           (2,732)             (376)             (265)             (186)               --
                                 ------------      ------------      ------------      ------------      ------------
   TOTAL INCOME ............          199,676           140,543           110,526           279,732         1,967,114
                                 ------------      ------------      ------------      ------------      ------------
EXPENSES
Investment Advisory Fees ...          345,291            92,373            63,151            72,509           133,787
Administrative Fees ........           99,702            28,419            19,653            23,071            77,101
Transfer Agent Fees ........           25,114            15,265            14,273            14,203            21,044
Shareholder Servicing Fees .            5,741            13,054                --               159            14,453
Custodian Fees .............            3,525             1,161             3,015             2,013             3,594
Registration and Filing Fees            9,997             9,849             9,238             8,768            11,100
Printing Fees ..............            7,515             6,973             7,240             7,439             7,479
Audit Fees .................            7,633             7,338             7,439             7,696             7,710
Legal Fees .................            6,890             5,500             4,530             5,495             6,505
Trustees' Fees .............            3,984             1,155             1,966             1,653             3,620
Other Expenses .............            3,032             1,149             2,058             4,717             6,733
                                 ------------      ------------      ------------      ------------      ------------
   TOTAL EXPENSES ..........          518,424           182,236           132,563           147,723           293,126
                                 ------------      ------------      ------------      ------------      ------------
Less:
Waiver of Investment
   Advisory Fees ...........               --                --                --                --            (9,011)
Directed Brokerage -- Note 4          (42,505)           (7,470)           (7,961)           (6,646)               --
                                 ------------      ------------      ------------      ------------      ------------
   NET EXPENSES ............          475,919           174,766           124,602           141,077           284,115
                                 ------------      ------------      ------------      ------------      ------------
NET INVESTMENT INCOME (LOSS)         (276,243)          (34,223)          (14,076)          138,655         1,682,999
                                 ------------      ------------      ------------      ------------      ------------
NET REALIZED GAIN (LOSS)
   ON INVESTMENTS ..........      (11,072,766)       (2,295,700)       (1,151,141)       (1,548,691)          540,883
NET CHANGE IN UNREALIZED
   APPRECIATION ON
   INVESTMENTS .............        9,926,927         2,410,881         1,028,210         1,375,459           688,486
                                 ------------      ------------      ------------      ------------      ------------
NET GAIN (LOSS) ON
   INVESTMENTS .............       (1,145,839)          115,181          (122,931)         (173,232)        1,229,369
                                 ------------      ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ..............     $ (1,422,082)     $     80,958      $   (137,007)     $    (34,577)     $  2,912,368
                                 ============      ============      ============      ============      ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                        ENDED               ENDED
                                                                   APRIL 30, 2003        OCTOBER 31,
                                                                     (UNAUDITED)            2002
                                                                    -------------      -------------
OPERATIONS:
   Net Investment Loss ........................................     $    (276,243)     $    (746,451)
   Net Realized Loss on Investments ...........................       (11,072,766)       (16,967,570)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...........................................         9,926,927         (3,730,361)
                                                                    -------------      -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......        (1,422,082)       (21,444,382)
                                                                    -------------      -------------
CAPITAL SHARE TRANSACTIONS (NOTE 9):
     Issued ...................................................         5,109,015         30,691,832
     Redeemed .................................................        (5,758,140)       (35,438,770)
                                                                    -------------      -------------
     Net Decrease in Net Assets from Capital Share Transactions          (649,125)        (4,746,938)
                                                                    -------------      -------------
         TOTAL DECREASE IN NET ASSETS .........................        (2,071,207)       (26,191,320)

NET ASSETS:
   Beginning of Period ........................................       101,623,563        127,814,883
                                                                    -------------      -------------
   End of Period (Including Accumulated Net Investment Loss
     of $276,243 and $0, respectively) ........................     $  99,552,356      $ 101,623,563
                                                                    =============      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   SIRACH EQUITY
                                                                  PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                        ENDED               ENDED
                                                                   APRIL 30, 2003        OCTOBER 31,
                                                                     (UNAUDITED)            2002
                                                                    -------------      -------------
OPERATIONS:
   Net Investment Loss ........................................     $    (34,223)     $    (69,966)
   Net Realized Loss on Investments ...........................       (2,295,700)       (3,377,776)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...........................................        2,410,881        (2,022,675)
                                                                    ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................................           80,958        (5,470,417)
                                                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 9):
     Issued ...................................................        4,092,360         8,054,214
     Redeemed .................................................       (5,567,169)      (13,393,356)
                                                                    ------------      ------------
     Net Decrease in Net Assets from Capital Share Transactions       (1,474,809)       (5,339,142)
                                                                    ------------      ------------
         TOTAL DECREASE IN NET ASSETS .........................       (1,393,851)      (10,809,559)

NET ASSETS:
   Beginning of Period ........................................       31,594,023        42,403,582
                                                                    ------------      ------------
   End of Period (Including Accumulated Net Investment Loss
     of $34,223 and $0, respectively) .........................     $ 30,200,172      $ 31,594,023
                                                                    ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                        ENDED               ENDED
                                                                   APRIL 30, 2003        OCTOBER 31,
                                                                     (UNAUDITED)            2002
                                                                    -------------      -------------
OPERATIONS:
   Net Investment Loss ........................................     $    (14,076)      $   (124,468)
   Net Realized Loss on Investments ...........................       (1,151,141)        (2,088,846)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...........................................        1,028,210         (1,196,930)
                                                                    ------------       ------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ................................         (137,007)        (3,410,244)
                                                                    ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 9):
     Issued ...................................................          669,694          2,765,418
     Redeemed .................................................       (2,694,648)        (9,374,500)
                                                                    ------------       ------------
     Net Decrease in Net Assets from Capital Share Transactions       (2,024,954)        (6,609,082)
                                                                    ------------       ------------
         TOTAL DECREASE IN NET ASSETS .........................       (2,161,961)       (10,019,326)

NET ASSETS:
   Beginning of Period ........................................       21,614,853         31,634,179
                                                                    ------------       ------------
   End of Period (Including Accumulated Net Investment Loss
     of $14,076 and $0, respectively) .........................     $ 19,452,892       $ 21,614,853
                                                                    ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                        ENDED               ENDED
                                                                   APRIL 30, 2003        OCTOBER 31,
                                                                     (UNAUDITED)            2002
                                                                    -------------      -------------
OPERATIONS:
   Net Investment Income ......................................     $    138,655      $    733,804
   Net Realized Loss on Investments ...........................       (1,548,691)       (1,720,780)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...........................................        1,375,459        (1,102,351)
                                                                    ------------      ------------
   NET DECREASE IN NET ASSETS
     RESULTING  FROM OPERATIONS ...............................          (34,577)       (2,089,327)
                                                                    ------------      ------------
DISTRIBUTIONS:
     Net Investment Income ....................................         (210,050)         (757,707)
                                                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 9):
     Issued ...................................................          425,310         5,643,749
     In Lieu of Cash Distributions ............................          225,750           741,957
     Redeemed .................................................       (9,976,680)      (29,374,196)
                                                                    ------------      ------------
     Net Decrease in Net Assets from Capital Share Transactions       (9,325,620)      (22,988,490)
                                                                    ------------      ------------
         TOTAL DECREASE IN NET ASSETS .........................       (9,570,247)      (25,835,524)

NET ASSETS:
   Beginning of Period ........................................       29,031,666        54,867,190
                                                                    ------------      ------------
   End of Period (Including Undistributed Net Investment Income
     of $9,108 and $80,503, respectively) .....................     $ 19,461,419      $ 29,031,666
                                                                    ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                        ENDED               ENDED
                                                                   APRIL 30, 2003        OCTOBER 31,
                                                                     (UNAUDITED)            2002
                                                                    -------------      -------------
OPERATIONS:
   Net Investment Income ......................................      $  1,682,999       $  5,298,723
   Net Realized Gain (Loss) on Investments ....................           540,883         (5,876,951)
   Net Change in Unrealized Appreciation on Investments .......           688,486            368,854
                                                                     ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..........................................         2,912,368           (209,374)
                                                                     ------------       ------------
DISTRIBUTIONS:
   Net Investment Income ......................................        (1,798,617)        (5,501,028)
   Net Realized Gain ..........................................                --           (231,761)
                                                                     ------------       ------------
         TOTAL DISTRIBUTIONS ..................................        (1,798,617)        (5,732,789)
                                                                     ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 9):
     Issued ...................................................         5,985,972         29,169,873
     In Lieu of Cash Distributions ............................         1,583,964          5,289,607
     Redeemed .................................................       (15,180,948)       (62,302,938)
                                                                     ------------       ------------
     Net Decrease in Net Assets from Capital Share Transactions        (7,611,012)       (27,843,458)
                                                                     ------------       ------------
         TOTAL DECREASE IN NET ASSETS .........................        (6,497,261)       (33,785,621)

NET ASSETS:
   Beginning of Period ........................................        82,358,687        116,144,308
                                                                     ------------       ------------
   End of Period (Including Undistributed Net Investment Income
     of $259,847 and $375,465, respectively) ..................      $ 75,861,426       $ 82,358,687
                                                                     ============       ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SIX MONTHS
                                ENDED                            YEARS ENDED OCTOBER 31,
                           APRIL 30, 2003  -------------------------------------------------------------
                             (UNAUDITED)      2002(1)      2001          2000         1999         1998
                           --------------    --------     ------        ------       ------       ------
Net Asset Value,
   Beginning
   of Period ................ $   4.19      $   5.13     $  13.19     $  13.36     $  10.09     $  14.95
                              --------      --------     --------     --------     --------     --------
Income (Loss) from Investment
   Operations:
Net Investment Loss .........    (0.02)        (0.03)       (0.03)       (0.07)       (0.07)       (0.10)
Net Realized and
   Unrealized Gain
   (Loss) ...................    (0.04)        (0.91)       (3.75)        4.40         5.85        (1.90)
                              --------      --------     --------     --------     --------     --------
Total from
   Investment
   Operations ...............    (0.06)        (0.94)       (3.78)        4.33         5.78        (2.00)
                              --------      --------     --------     --------     --------     --------
Distributions:
   Net Realized Gain ........       --            --        (4.28)       (4.50)       (2.51)       (2.86)
                              --------      --------     --------     --------     --------     --------
Net Asset Value, End
   of Period ................ $   4.13      $   4.19     $   5.13     $  13.19     $  13.36     $  10.09
                              ========      ========     ========     ========     ========     ========
TOTAL RETURN+ ...............    (1.43)%**    (18.32)%     (37.24)%      36.47%       71.28%      (14.99)%
                              ========      ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ....... $ 99,552      $101,624     $127,815     $215,910     $184,377     $154,373
Ratio of Expenses to
   Average Net Assets .......     0.96%*        0.95%        0.97%        0.88%        0.94%        0.92%
Ratio of Net Investment
   Loss to Average
   Net Assets ...............    (0.56)%*      (0.61)%      (0.54)%      (0.49)%      (0.57)%       (0.61)%
Portfolio Turnover Rate .....       72%          175%         157%         143%         205%         126%

 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
 *  ANNUALIZED
**  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH SPECIAL EQUITY PORTFOLIO ACQUIRED THE ASSETS OF THE UAM SIRACH SPECIAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH SPECIAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH SPECIAL EQUITY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SIX MONTHS
                                ENDED                            YEARS ENDED OCTOBER 31,
                           APRIL 30, 2003  -------------------------------------------------------------
                             (UNAUDITED)      2002(1)      2001          2000         1999         1998
                           --------------    --------     ------        ------       ------       ------
Net Asset Value,
   Beginning of Period .......$   8.24      $   9.71     $  17.42     $  19.36     $  15.59     $  13.98
                              --------      --------     --------     --------     --------     --------
Income (Loss) from
   Investment Operations:
Net Investment Loss ..........   (0.01)        (0.02)       (0.03)       (0.07)       (0.04)       (0.01)
Net Realized and
   Unrealized Gain (Loss) ....   (0.01)        (1.45)       (6.76)        1.65         4.08         2.01
                              --------      --------     --------     --------     --------     --------
Total from Investment
   Operations ................   (0.02)        (1.47)       (6.79)        1.58         4.04         2.00
                              --------      --------     --------     --------     --------     --------
Distributions:
   Net Investment Income .....      --            --           --           --           --        (0.01)
   Net Realized Gain .........      --            --        (0.92)       (3.52)       (0.27)       (0.38)
                              --------      --------     --------     --------     --------     --------
  Total Distributions ........      --            --        (0.92)       (3.52)       (0.27)       (0.39)
                              --------      --------     --------     --------     --------     --------
Net Asset Value, End
   of Period .................$   8.22      $   8.24     $   9.71     $  17.42     $  19.36     $  15.59
                              ========      ========     ========     ========     ========     ========
TOTAL RETURN++ ...............   (0.24)%**    (15.14)%+    (40.64)%+      7.62%+      26.17%+      14.63%+
                              ========      ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...............$ 30,200      $ 31,594     $ 42,404     $ 73,491     $ 43,125     $ 37,939
Ratio of Expenses to
   Average Net Assets ........    1.23%*    1.240.94%        0.90%        0.90%        0.90%        0.90%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) .......    1.23%*        1.40%        1.18%        1.05%        1.24%        1.20%
Ratio of Net Investment
   Loss to Average
   Net Assets ................   (0.24)%*      (0.19)%      (0.24)%      (0.43)%      (0.21)%      (0.08)%
Portfolio Turnover Rate ......      37%           78%          92%          73%         121%          75%

 + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH EQUITY PORTFOLIO ACQUIRED THE ASSETS OF THE UAM SIRACH EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH EQUITY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
 *  ANNUALIZED
**  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SIX MONTHS
                                ENDED                            YEARS ENDED OCTOBER 31,
                           APRIL 30, 2003  -------------------------------------------------------------
                             (UNAUDITED)      2002(1)      2001          2000         1999         1998
                           --------------    --------     ------        ------       ------       ------
Net Asset Value,
   Beginning of Period .......$   5.36      $   6.08     $  11.06     $  14.63     $  13.76     $  15.44
                              --------      --------     --------     --------     --------     --------
Income (Loss) from Investment
   Operations:
Net Investment
   Income (Loss) .............      --         (0.03)       (0.04)       (0.06)       (0.06)        0.02
Net Realized and
   Unrealized
   Gain (Loss) ...............   (0.01)        (0.69)       (3.34)        2.00         3.37         1.47
                              --------      --------     --------     --------     --------     --------
Total from Investment
   Operations ................   (0.01)        (0.72)       (3.38)        1.94         3.31         1.49
                              --------      --------     --------     --------     --------     --------
Distributions:
   Net Investment
     Income ..................      --            --           --           --           --        (0.04)
   Net Realized Gain .........      --            --        (1.60)       (5.51)       (2.44)       (3.13)
                              --------      --------     --------     --------     --------     --------
  Total Distributions ........      --            --        (1.60)       (5.51)       (2.44)       (3.17)
                              --------      --------     --------     --------     --------     --------
Net Asset Value,
   End of Period .............$   5.35      $   5.36     $   6.08     $  11.06     $  14.63     $  13.76
                              ========      ========     ========     ========     ========     ========
TOTAL RETURN+ ................   (0.19)%**    (11.84)%     (34.30)%      14.69%       26.90%       11.45%
                              ========      ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ........$ 19,453      $ 21,615     $ 31,634     $ 67,376     $ 62,231     $ 84,423
Ratio of Expenses to
   Average Net Assets ........    1.28%*        1.32%        1.26%        1.09%        1.01%        0.91%
Ratio of Net Investment
   Income (Loss)
   to Average
   Net Assets ................   (0.14)%*      (0.43)%      (0.47)%      (0.44)%      (0.35)%       0.17%
Portfolio Turnover Rate ......      36%           73%          70%          71%          90%         103%

 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
 *  ANNUALIZED
**  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH GROWTH PORTFOLIO ACQUIRED THE ASSETS OF THE UAM SIRACH GROWTH PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH GROWTH EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH GROWTH PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SIX MONTHS
                                ENDED                            YEARS ENDED OCTOBER 31,
                           APRIL 30, 2003  -------------------------------------------------------------
                             (UNAUDITED)      2002(1)      2001          2000         1999         1998
                           --------------    --------     ------        ------       ------       ------
Net Asset Value,
   Beginning of Period ...... $   8.12      $   8.77     $  11.59     $  12.32     $  11.56     $  12.44
                              --------      --------     --------     --------     --------     --------
Income (Loss) from Investment
   Operations:
Net Investment
   Income ...................     0.06          0.15         0.16         0.24         0.25         0.28
Net Realized and
   Unrealized Gain
   (Loss) ...................     0.03         (0.65)       (1.98)        1.05         1.49         0.88
                              --------      --------     --------     --------     --------     --------
Total from Investment
   Operations ...............     0.09         (0.50)       (1.82)        1.29         1.74         1.16
                              --------      --------     --------     --------     --------     --------
Distributions:
   Net Investment
     Income .................    (0.08)        (0.15)       (0.21)       (0.25)       (0.25)       (0.29)
   Net Realized
     Gain ...................       --            --        (0.79)       (1.77)       (0.73)       (1.75)
                              --------      --------     --------     --------     --------     --------
  Total Distributions .......    (0.08)        (0.15)       (1.00)       (2.02)       (0.98)       (2.04)
                              --------      --------     --------     --------     --------     --------
Net Asset Value,
   End of Period ............ $   8.13      $   8.12     $   8.77     $  11.59     $  12.32     $  11.56
                              ========      ========     ========     ========     ========     ========
TOTAL RETURN+ ...............     1.13%**      (5.80)%     (16.62)%      11.07%       15.74%       10.63%
                              ========      ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............. $ 19,461      $ 29,032     $ 54,867     $ 71,989     $ 71,014     $ 84,522
Ratio of Expenses to
   Average Net Assets .......     1.26%*        1.08%        1.05%        1.00%        1.01%        1.01%
Ratio of Net Investment
   Income to Average
   Net Assets ...............     1.24%*        1.60%        2.08%        1.99%        2.00%        2.39%
Portfolio Turnover Rate .....       40%           92%         111%          68%          83%          87%

 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
 *  ANNUALIZED
**  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH STRATEGIC BALANCED PORTFOLIO ACQUIRED THE ASSETS OF THE UAM SIRACH STRATEGIC BALANCED PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH STRATEGIC BALANCED PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH STRATEGIC BALANCED PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SIX MONTHS                                                         NOVEMBER 3,
                                ENDED                   YEARS ENDED OCTOBER 31,                  1997+ TO
                           APRIL 30, 2003  --------------------------------------------------   OCTOBER 31,
                             (UNAUDITED)      2002(1)      2001          2000         1999         1998
                           --------------    --------     ------        ------       ------       ------
Net Asset Value,
   Beginning of Period ...... $   9.65      $  10.15     $   9.68     $   9.70     $  10.35     $  10.00
                              --------      --------     --------     --------     --------     --------
Income from Investment
   Operations:
Net Investment Income .......     0.22          0.49         0.58         0.62         0.60         0.59
Net Realized and Unrealized
   Gain (Loss) ..............     0.15         (0.48)        0.48        (0.01)       (0.54)        0.28
                              --------      --------     --------     --------     --------     --------
Total from Investment
   Operations ...............     0.37          0.01         1.06         0.61         0.06         0.87
                              --------      --------     --------     --------     --------     --------
Distributions:
Net Investment Income .......    (0.23)        (0.49)      (0.59)        (0.63)       (0.60)       (0.52)
Net Realized Gain ...........       --         (0.02)          --           --        (0.11)          --
                              --------      --------     --------     --------     --------     --------
  Total Distributions .......    (0.23)        (0.51)       (0.59)       (0.63)       (0.71)       (0.52)
                              --------      --------     --------     --------     --------     --------
Net Asset Value,
   End of Period ............ $   9.79      $   9.65     $  10.15     $   9.68     $   9.70     $  10.35
                              ========      ========     ========     ========     ========     ========
TOTAL RETURN++ ..............     3.88%**       0.28%       11.14%        6.57%        0.58%        8.84%**
                              ========      ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............. $ 75,861      $ 82,359     $116,144     $ 84,661     $ 64,847     $ 63,409
Ratio of Expenses to Average
   Net Assets ...............     0.75%*        0.55%        0.50%        0.50%        0.50%      0.51%*
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ......     0.77%*        0.81%        0.74%        0.84%        0.88%        0.93%
Ratio of Net Investment
   Income to Average
   Net Assets ...............     4.40%*        4.95%        5.80%        6.45%        5.90%        5.95%*
Portfolio Turnover Rate .....       51%          122%         191%         150%         170%         168%

 *  ANNUALIZED
**  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 +  COMMENCEMENT OF OPERATIONS
++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH BOND PORTFOLIO ACQUIRED THE ASSETS OF THE UAM SIRACH BOND PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH BOND PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH BOND PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

On June 7, 2002 the shareholders of UAM Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "UAM Portfolios") each a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Securities for which prices are not available, of which there are none at April 30, 2003, will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2003, the Portfolios had not entered into any open repurchase agreements.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investment Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolios have entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolios. The Distributor received no fees for the six months ended April 30, 2003.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets.

Some Portfolios direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following portfolios had expenses reduced by the amounts shown below. The effect on the Portfolios' expense ratios, as a percentage of average net assets of the Portfolio for the six months ended April 30, 2003, is as follows:

SIRACH PORTFOLIOS                                       AMOUNT          RATIO
-----------------                                      -------         --------
Special Equity ....................................... $42,505          0.04%
Equity ...............................................   7,470          0.03%
Growth ...............................................   7,961          0.04%
Strategic Balanced ...................................   6,646          0.03%

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record-keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Sirach Capital Management, Inc. (the "Adviser"), an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets as follows:


            SIRACH PORTFOLIOS                                   RATE
            -----------------                                  --------
            Special Equity ....................................  0.70%
            Equity ............................................  0.65%
            Growth ............................................  0.65%
            Strategic Balanced ................................  0.65%
            Bond ..............................................  0.35%

For the period November 1, 2001 through August 14, 2002 the Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Sirach Bond and the Sirach Equity Portfolios' total annual operating expenses, from exceeding, 0.50% and 0.90% of average daily net assets, respectively. Effective August 15, 2002, the Adviser decreased the waiver of its advisory fee with respect to the Bond Portfolio so that the Portfolios total annual operating expenses shall not exceed 0.75% of average daily net assets and ceased the waiver of its advisory fee with respect to the Equity Portfolio.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2003, purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

SIRACH PORTFOLIOS                                      PURCHASES       SALES
-----------------                                    ------------  -----------
Special Equity ...................................   $68,848,697   $72,102,408
Equity ...........................................    10,306,013    11,376,095
Growth ...........................................     6,872,161     8,840,033
Strategic Balanced ...............................     5,109,542    12,294,268
Bond .............................................    10,640,944    17,382,425

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
Purchases and sales of long-term U.S. Government securities were $3,015,563 and $5,116,200, respectively, for the Sirach Strategic Balanced Portfolio and $22,937,804 and $27,889,127, respectively, for the Sirach Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sirach Special Equity Portfolio, the Sirach Equity Portfolio and the Sirach Growth Portfolio.

7. FEDERAL TAX INFORMATION:

It is the Portfolios' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002 the Portfolios had the following capital loss carryforwards:

                                EXPIRES           EXPIRES     TOTAL CAPITAL LOSS
SIRACH PORTFOLIOS                2009              2010          CARRYFORWARDS
-----------------            -----------       -----------    ------------------
Special Equity               $52,992,280       $16,563,640       $69,555,920
Equity                        11,665,044         3,335,448        15,000,492
Growth                         1,391,901         2,030,397         3,422,298
Strategic Balanced             2,397,066         1,681,263         4,078,329
Bond                                  --         6,164,721         6,164,721

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at April 30, 2003, were as follows:

                                                                 NET UNREALIZED
                           FEDERAL    APPRECIATED  DEPRECIATED   APPRECIATION
SIRACH PORTFOLIOS         TAX COST    SECURITIES    SECURITIES   (DEPRECIATION)
-----------------       -----------  -----------   -----------    -----------
Special Equity          $88,070,810  $13,583,885   $(2,178,727)   $11,405,158
Equity                   31,813,082    2,215,332    (3,563,530)    (1,348,198)
Growth                   20,014,168    1,307,063    (2,070,858)      (763,795)
Strategic Balanced       19,570,982      927,876    (1,185,728)      (257,852)
Bond                     73,149,353    2,442,806      (155,666)     2,287,140

8. OTHER:

At April 30, 2003 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                       NO. OF             %
SIRACH PORTFOLIOS                                   SHAREHOLDERS      OWNERSHIP
-----------------                                   ------------      ---------
Special Equity ...................................        1               34
Equity ...........................................        3               58
Growth ...........................................        2               73
Strategic Balanced ...............................        2               48
Bond .............................................        2               37

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
9. CAPITAL SHARE TRANSACTIONS:

Transactions in Institutional Class Shares for the Portfolios were as follows:

                                         SIX MONTHS         YEAR
                                            ENDED           ENDED
                                          APRIL 30,      OCTOBER 31,
                                            2003            2002
                                         ----------      ----------
SIRACH SPECIAL EQUITY PORTFOLIO:
Issued .............................      1,242,108       6,012,720
Redeemed ...........................     (1,434,729)     (6,661,197)
                                         ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .........       (192,621)       (648,477)
                                         ==========      ==========
SIRACH EQUITY PORTFOLIO:
Issued .............................        526,571         875,115
Redeemed ...........................       (686,576)     (1,409,247)
                                         ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .........       (160,005)       (534,132)
                                         ==========      ==========
SIRACH GROWTH PORTFOLIO:
Issued .............................        130,148         458,422
Redeemed ...........................       (523,690)     (1,630,954)
                                         ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .........       (393,542)     (1,172,532)
                                         ==========      ==========
SIRACH STRATEGIC BALANCED PORTFOLIO:
Issued .............................         52,801         658,538
In Lieu of Cash Distributions ......         28,440          85,416
Redeemed ...........................     (1,260,864)     (3,427,213)
                                         ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .........     (1,179,623)     (2,683,259)
                                         ==========      ==========
SIRACH BOND PORTFOLIO:
Issued .............................        612,813       3,012,201
In Lieu of Cash Distributions ......        163,847         552,467
Redeemed ...........................     (1,558,694)     (6,477,580)
                                         ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .........       (782,034)     (2,912,912)
                                         ==========      ==========

                                      NOTES

                                      NOTES

                              THE SIRACH PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  877-474-7224

                                    ADVISER:
                         Sirach Capital Management, Inc.
                                 520 Pike Street
                                   Suite 2800
                                Seattle, WA 98101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




          This information must be preceded or accompanied by a current prospectus for the Portfolios described.

SIR-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.